[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


January 11, 2012


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 1194 (the "Trust")
         (File No. 333-178591)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Pre-Effective Amendment No. 1") which has been blacklined to reflect changes from the Registration Statement of Form S-6 ("Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on December 16, 2011 (accession number 0000891804-11-005545).

As discussed telephonically with the Commission on January 6, 2012, the updates reflected in Pre-Effective Amendment No. 1 are primarily in connection with the January 9, 2012 public release of a research report titled "Investment Ideas for 2012" by Morgan Stanley Smith Barney LLC's Global Investment Committee. The description on the front cover, the "Principal Investment Strategy" and a single heading under "Risk Factors" have been revised to more accurately describe the asset classes and security types in which the Trust's underlying funds will invest as reflected by the final report. In addition, certain generic updates to the tax section disclosures have been made. In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring an amended Registration Statement effective on or about January 24, 2012.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ BILL BELITSKY

Bill Belitsky

for PAUL HASTINGS LLP